SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Software Subscription Revenues [Member]
Beginning balance	$ 308	$ 76	$ 9
Less amounts recognized during the period	(431)	(271)	(70)
New deposits during the period	1,093	503	137
Total customer deposits	970	308	76
Customer Deposits [Member]
Beginning balance	3,084	1,103	2,542
Less amounts recognized during the period	(22,315)	(28,670)	(30,010)
New deposits during the period	20,170	30,651	28,571
Total customer deposits	$ 939	$ 3,084	$ 1,103